Note 23 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Credit commitments	$ 635,854	$ 701,104
Loan commitments [member]
Statement Line Items [Line Items]
Credit commitments	589,005	635,433
Letters of credit [member]
Statement Line Items [Line Items]
Credit commitments	$ 46,849	$ 65,671